SHORT TERM AND LONG-TERM DEBT - Narrative (Details)	1 Months Ended											6 Months Ended
	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Nov. 30, 2021 USD ($) subsidiary	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($) subsidiary	Feb. 29, 2020 USD ($) vessel ship	Jul. 31, 2019 USD ($) vessel	Apr. 30, 2019 USD ($) vessel	Jul. 31, 2018 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Debt Instrument [Line Items]
Total debt												$ 1,727,460,000		$ 1,652,432,000
Long-term debt												879,895,000
Proceeds of revolving credit facility												$ 313,421,000	$ 181,448,000
Maximum
Debt Instrument [Line Items]
Book equity ratio												1.0
Minimum
Debt Instrument [Line Items]
Book equity ratio												0.25
$375 Million Sale and Leaseback
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 375,000,000
$250 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 250,000,000
$375 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 375,000,000								$ 375,000,000
Basis spread on variable rate (percent)				2.10%
Proceeds of revolving credit facility												$ 250,000,000
Debt instrument, age adjusted, term				22 years
$375 Million Facility | Forecast
Debt Instrument [Line Items]
Proceeds of revolving credit facility	$ 125,000,000
$100 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 100,000,000
Term									5 years
$50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Face amount									$ 50,000,000
$50 million revolving tranche under $100 Million Facility
Debt Instrument [Line Items]
Face amount									$ 50,000,000
$629 million term loan facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 629,000,000
Number of vessels owning subsidiaries | vessel								5
Number of buildings under financing | ship								5
$125 Million Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 125,000,000
Term				6 years
Percentage of commitment allocated to borrower												33.33%
$250 Million Revolving Credit Facility
Debt Instrument [Line Items]
Percentage of commitment allocated to borrower												33.33%
Face amount				$ 250,000,000
$100 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 100,000,000
LIBOR | $100 Million Facility
Debt Instrument [Line Items]
Basis spread on variable rate (percent)						2.25%			2.25%
Line of credit facility, accordion feature, increase limit						$ 20,000,000
Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Repayments of unsecured debt		$ 128,000,000
$320 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price			$ 320,000,000
Sale and leaseback agreement, amount due under financing arrangement												312,300,000
Basis spread on variable rate (percent)			2.50%
Sale and charterback agreement, charter period			10 years
Sale and leaseback agreement, consideration transferred		317,100,000
Debt instrument, age adjusted, term			20 years
Number of separate sale and bareboat agreements			2
Sale and leaseback, consideration paid			$ 160,000,000
Sale and leaseback agreement, lease period			10 years
Sale leaseback transaction, repurchase period			3 years
Sale and leaseback agreement, option to repurchase vessel			$ 66,500,000
Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Number of vessel owning subsidiaries | vessel										2
Sale and charterback agreement, sale price										$ 210,000,000
Sale and charterback agreement, consideration transferred										150,000,000		137,000,000
Sale and charterback agreement, non-amortizing and non-interest bearing seller's credit										$ 60,000,000
Sale and charterback agreement, charter period										10 years
Sale and charterback agreement, sale back consideration										$ 75,000,000
Sale and charterback transaction, amount due under financing arrangement												263,300,000		269,500,000
Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback, term							10 years
Sale and leaseback agreement, amount due under financing arrangement												141,800,000		146,000,000
Basis spread on variable rate (percent)							3.20%
Number of vessel owning subsidiaries | subsidiary							1
Sale and leaseback agreement, sale price							$ 206,500,000
Sale and leaseback agreement, consideration transferred							156,400,000
Sale and leaseback agreement, advance hire adjustment							50,100,000
Sale and leaseback agreement, purchase price obligation							$ 69,500,000
Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback, term					10 years
Gross price					$ 215,000,000
Sale and leaseback agreement, amount due under financing arrangement												154,300,000		157,400,000
Number of vessel owning subsidiaries | subsidiary					1
Sale and leaseback agreement, consideration transferred					$ 160,000,000							80,000,000
Sale and leaseback agreement, charterers' down payment					$ 55,000,000
Floating rate long-term debt
Debt Instrument [Line Items]
Total debt												1,056,257,000		1,157,523,000
Floating rate long-term debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Sale and leaseback agreement, amount due under financing arrangement												0		131,100,000
Total debt												0		131,906,000
Floating rate long-term debt | $250 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		250,000,000
Number of vessels owning subsidiaries | vessel										2
Amount outstanding																$ 125,000,000	$ 125,000,000
Term										5 years
Total debt												0		220,313,000
Long-term debt												0		219,200,000
Floating rate long-term debt | $250 million Secured Term Loan Facility
Debt Instrument [Line Items]
Total debt		217,200,000
Floating rate long-term debt | $100 Million Facility
Debt Instrument [Line Items]
Number of vessels owning subsidiaries | vessel									1
Floating rate long-term debt | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Total debt		$ 106,800,000										0		44,080,000
Long-term debt												0		108,100,000
Floating rate long-term debt | $629 million term loan facility
Debt Instrument [Line Items]
Total debt												597,565,000		613,512,000
Floating rate long-term debt | LIBOR | $250 Million Facility
Debt Instrument [Line Items]
Basis spread on variable rate (percent)										2.35%
Floating rate long-term debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback, term											10 years
Gross price											$ 210,000,000
Advance for hire											$ 52,500,000
Floating rate long-term debt | Flex Rainbow Sale and Leaseback | LIBOR
Debt Instrument [Line Items]
Sale leaseback interest rate (percent)											3.50%
Fixed rate long- term debt
Debt Instrument [Line Items]
Total debt												421,203,000		430,829,000
Commercial loan | $629 million term loan facility
Debt Instrument [Line Items]
Face amount								$ 250,000,000							$ 10,000,000
Commercial loan | LIBOR | $629 million term loan facility
Debt Instrument [Line Items]
Basis spread on variable rate (percent)								2.35%
Guaranteed loan | $629 million term loan facility
Debt Instrument [Line Items]
Term								6 years
Face amount								$ 189,100,000
Guaranteed loan | LIBOR | $629 million term loan facility
Debt Instrument [Line Items]
Basis spread on variable rate (percent)								1.20%
Direct loan | $629 million term loan facility
Debt Instrument [Line Items]
Term								12 years
Face amount								$ 189,900,000
Direct loan | LIBOR | $629 million term loan facility
Debt Instrument [Line Items]
Basis spread on variable rate (percent)								2.25%
Accordion option | $375 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 125,000,000
Accordion option | $375 Million Facility | Maximum
Debt Instrument [Line Items]
Period in which company may elect accordion feature				36 months
Accordion option | $629 million term loan facility | Maximum
Debt Instrument [Line Items]
Face amount								$ 10,000,000
Secured debt | $629 million term loan facility
Debt Instrument [Line Items]
Long-term debt												587,400,000		602,100,000
Line of credit
Debt Instrument [Line Items]
Total debt												250,000,000		64,080,000
Line of credit | $375 Million Facility
Debt Instrument [Line Items]
Long-term debt												250,000,000
Line of credit | $50 million revolving tranche under $100 Million Facility
Debt Instrument [Line Items]
Total debt												0		64,080,000
Line of credit | $250 Million Revolving Credit Facility
Debt Instrument [Line Items]
Total debt												$ 250,000,000		$ 0
Loan covenant
Debt Instrument [Line Items]
Term												6 months
Face amount												$ 25,000,000
Loan covenant, percent												5.00%